Description of Business (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 29, 2020	Dec. 31, 2019
Sellers
Description of Business
Percentage of interest holding	73.00%
Class V common stock
Description of Business
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
RSILP
Description of Business
Percentage of common units acquired	23.10%	23.10%
RSILP | Class V common stock
Description of Business
Common stock, par value			$ 0.0001
RSILP
Description of Business
Percentage of common units retained by sellers	73.00%
Percentage of interest holding	27.00%
RSILP | Sellers
Description of Business
Percentage of common units retained by sellers	76.90%	76.90%